Liability under insurance contracts and reinsurance contracts - Summary of measurement component in reinsurance contract assets and liabilities for which the premium distribution (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	₩ 184,754
Beginning balance, Reinsurance contract liabilities	98,063
Reinsurance finance income and expense, Other comprehensive income	(211,733)	₩ (2,073)	₩ (28,283)
Reinsurance finance income and expense	(1,191,195)	(99,439)	(516,097)
Ending balance, Reinsurance contract assets	603,442	184,754
Ending balance, Reinsurance contract liabilities	56,378	98,063
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Changes in estimates adjusting the contractual service margin	1	0
Effect of initial recognition of new contracts	32,646	27,640
Changes related to future services	4,135	67,934
Amortization of contractual service margin	(913,213)	(923,714)
Change in risk adjustment	(173,450)	(119,568)
Experience adjustment	48,316	(49,668)
Changes related to current services	(1,038,347)	(1,092,950)
Adjustments to incurred claims component	(26,729)	28,182
Reinsurance finance income and expense	1,103,938	4,950,718
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	7,797,683	6,897,049
Cash flow for the period	(705,050)	(1,221,006)
Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	107,689	62,814
Beginning balance, Reinsurance contract liabilities	(98,058)	(93,162)
Beginning balance, Net reinsurance contract assets (liabilities)	9,631	(30,348)
Changes in estimates adjusting the contractual service margin	13,881	(7,615)
Effect of initial recognition of new contracts	1,638	1,480
Changes related to future services	15,519	(6,135)
Amortization of contractual service margin	(32,682)	191
Change in risk adjustment	(5,065)	(2,982)
Experience adjustment	70,989	34,048
Changes related to current services	33,242	31,257
Adjustments to incurred claims component	(34,225)	(29,334)
Reinsurance finance income and expense, profit or loss	10,882	62
Reinsurance finance income and expense, Other comprehensive income	(211,709)	(2,091)
Reinsurance finance income and expense	(200,827)	(2,029)
Cash flow for the period, Reinsurance premium paid	969,789	221,033
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	(130,014)	(33,580)
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	(225,026)	(140,620)
Cash flow for the period	614,749	46,833
Other increase (decrease)	0	(613)
Ending balance, Reinsurance contract assets	494,467	107,689	62,814
Ending balance, Reinsurance contract liabilities	(56,378)	(98,058)	(93,162)
Ending balance, Net reinsurance contract assets (liabilities)	438,089	9,631	(30,348)
Present value estimate of future cash flows [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Changes in estimates adjusting the contractual service margin	927,177	685,902
Effect of initial recognition of new contracts	(1,841,928)	(1,395,897)
Changes related to future services	(949,091)	(670,543)
Amortization of contractual service margin	0	0
Change in risk adjustment	0	0
Experience adjustment	48,316	(49,668)
Changes related to current services	48,316	(49,668)
Adjustments to incurred claims component	(15,614)	44,341
Reinsurance finance income and expense	732,855	4,529,867
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	7,797,683	6,897,049
Cash flow for the period	(705,050)	(1,221,006)
Present value estimate of future cash flows [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	(81,178)	(26,683)
Beginning balance, Reinsurance contract liabilities	(323,273)	(182,136)
Beginning balance, Net reinsurance contract assets (liabilities)	(404,451)	(208,819)
Changes in estimates adjusting the contractual service margin	110,860	(186,989)
Effect of initial recognition of new contracts	(268,930)	(46,121)
Changes related to future services	(158,070)	(233,110)
Amortization of contractual service margin	0	0
Change in risk adjustment	0	0
Experience adjustment	70,989	34,048
Changes related to current services	70,989	34,048
Adjustments to incurred claims component	(33,376)	(27,816)
Reinsurance finance income and expense, profit or loss	(7,204)	(7,595)
Reinsurance finance income and expense, Other comprehensive income	(209,355)	(7,320)
Reinsurance finance income and expense	(216,559)	(14,915)
Cash flow for the period, Reinsurance premium paid	969,789	221,033
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	(130,014)	(33,580)
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	(225,026)	(140,620)
Cash flow for the period	614,749	46,833
Other increase (decrease)	0	(672)
Ending balance, Reinsurance contract assets	188,742	(81,178)	(26,683)
Ending balance, Reinsurance contract liabilities	(315,460)	(323,273)	(182,136)
Ending balance, Net reinsurance contract assets (liabilities)	(126,718)	(404,451)	(208,819)
Risk adjustment for non-financial risks [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Changes in estimates adjusting the contractual service margin	(20,510)	90,882
Effect of initial recognition of new contracts	224,776	157,279
Changes related to future services	210,094	248,543
Amortization of contractual service margin	0	0
Change in risk adjustment	(173,450)	(119,568)
Experience adjustment	0	0
Changes related to current services	(173,450)	(119,568)
Adjustments to incurred claims component	(11,115)	(16,159)
Reinsurance finance income and expense	26,781	82,448
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	0	0
Risk adjustment for non-financial risks [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	19,688	18,538
Beginning balance, Reinsurance contract liabilities	39,435	28,620
Beginning balance, Net reinsurance contract assets (liabilities)	59,123	47,158
Changes in estimates adjusting the contractual service margin	3,688	4,806
Effect of initial recognition of new contracts	16,978	4,672
Changes related to future services	20,666	9,478
Amortization of contractual service margin	0	0
Change in risk adjustment	(5,065)	(2,982)
Experience adjustment	0	0
Changes related to current services	(5,065)	(2,982)
Adjustments to incurred claims component	(849)	(1,518)
Reinsurance finance income and expense, profit or loss	2,252	1,758
Reinsurance finance income and expense, Other comprehensive income	(2,354)	5,229
Reinsurance finance income and expense	(102)	6,987
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	0	0
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increase (decrease)	0	0
Ending balance, Reinsurance contract assets	26,586	19,688	18,538
Ending balance, Reinsurance contract liabilities	47,187	39,435	28,620
Ending balance, Net reinsurance contract assets (liabilities)	73,773	59,123	47,158
Fair value method [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Changes in estimates adjusting the contractual service margin	123,371	257,316
Effect of initial recognition of new contracts	0	0
Changes related to future services	123,371	257,316
Amortization of contractual service margin	(253,829)	(246,990)
Change in risk adjustment	0	0
Experience adjustment	0	0
Changes related to current services	(253,829)	(246,990)
Adjustments to incurred claims component	0	0
Reinsurance finance income and expense	90,559	83,110
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	0	0
Fair value method [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	78,043	15,224
Beginning balance, Reinsurance contract liabilities	95,595	24,066
Beginning balance, Net reinsurance contract assets (liabilities)	173,638	39,290
Changes in estimates adjusting the contractual service margin	(54,909)	121,614
Effect of initial recognition of new contracts	0	0
Changes related to future services	(54,909)	121,614
Amortization of contractual service margin	(10,697)	11,035
Change in risk adjustment	0	0
Experience adjustment	0	0
Changes related to current services	(10,697)	11,035
Adjustments to incurred claims component	0	0
Reinsurance finance income and expense, profit or loss	5,176	1,699
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	5,176	1,699
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	0	0
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increase (decrease)	0	0
Ending balance, Reinsurance contract assets	57,547	78,043	15,224
Ending balance, Reinsurance contract liabilities	55,661	95,595	24,066
Ending balance, Net reinsurance contract assets (liabilities)	113,208	173,638	39,290
Other [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Changes in estimates adjusting the contractual service margin	(635,621)	(370,165)
Effect of initial recognition of new contracts	1,649,798	1,266,258
Changes related to future services	1,014,177	896,553
Amortization of contractual service margin	(302,280)	(242,944)
Change in risk adjustment	0	0
Experience adjustment	0	0
Changes related to current services	(302,280)	(242,944)
Adjustments to incurred claims component	0	0
Reinsurance finance income and expense	107,501	81,754
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	0	0
Other [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	91,136	55,735
Beginning balance, Reinsurance contract liabilities	90,185	36,288
Beginning balance, Net reinsurance contract assets (liabilities)	181,321	92,023
Changes in estimates adjusting the contractual service margin	(45,758)	52,954
Effect of initial recognition of new contracts	253,590	42,929
Changes related to future services	207,832	95,883
Amortization of contractual service margin	(21,985)	(10,844)
Change in risk adjustment	0	0
Experience adjustment	0	0
Changes related to current services	(21,985)	(10,844)
Adjustments to incurred claims component	0	0
Reinsurance finance income and expense, profit or loss	10,658	4,200
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	10,658	4,200
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	0	0
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increase (decrease)	0	59
Ending balance, Reinsurance contract assets	221,592	91,136	55,735
Ending balance, Reinsurance contract liabilities	156,234	90,185	36,288
Ending balance, Net reinsurance contract assets (liabilities)	377,826	181,321	92,023
Sub-total [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Changes in estimates adjusting the contractual service margin	(906,666)	(776,784)
Effect of initial recognition of new contracts	1,649,798	1,266,258
Changes related to future services	743,132	489,934
Amortization of contractual service margin	(913,213)	(923,714)
Change in risk adjustment	0	0
Experience adjustment	0	0
Changes related to current services	(913,213)	(923,714)
Adjustments to incurred claims component	0	0
Reinsurance finance income and expense	344,302	338,403
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	0	0
Sub-total [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	169,179	70,959
Beginning balance, Reinsurance contract liabilities	185,780	60,354
Beginning balance, Net reinsurance contract assets (liabilities)	354,959	131,313
Changes in estimates adjusting the contractual service margin	(100,667)	174,568
Effect of initial recognition of new contracts	253,590	42,929
Changes related to future services	152,923	217,497
Amortization of contractual service margin	(32,682)	191
Change in risk adjustment	0	0
Experience adjustment	0	0
Changes related to current services	(32,682)	191
Adjustments to incurred claims component	0	0
Reinsurance finance income and expense, profit or loss	15,834	5,899
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	15,834	5,899
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	0	0
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increase (decrease)	0	59
Ending balance, Reinsurance contract assets	279,139	169,179	70,959
Ending balance, Reinsurance contract liabilities	211,895	185,780	60,354
Ending balance, Net reinsurance contract assets (liabilities)	₩ 491,034	₩ 354,959	₩ 131,313